CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (25,954)	$ (29,844)	$ (30,445)
Adjustments to the profit or loss items:
Depreciation	1,641	1,513	1,302
Amortization of intangible assets	971	1,067	932
Share-based compensation	1,877	1,186	2,609
Revaluation of convertible SAFE	254	114	0
Net financing expenses (income)	(666)	2,979	(884)
Decrease in accrued bank interest	0	7	11
Loss (gain) from sale of property, plant and equipment	(26)	0	121
Taxes on income (tax benefit)	(33)	90	13
Adjustments to the profit or loss items	4,018	6,956	4,104
Changes in asset and liability items:
Increase in trade receivables	(9)	(67)	(59)
Decrease (increase) in other receivables	(1,445)	1,113	637
Decrease (increase) in inventories	490	(474)	(92)
Decrease (increase) in deferred taxes	94	(94)	0
Increase (decrease) in trade payables	742	(469)	625
Increase (decrease) in employees and payroll accruals	550	(675)	127
Increase (decrease) in other payables	(534)	48	290
Increase (decrease) in deferred revenues and other advances	(288)	(153)	128
Changes in asset and liability	(400)	(771)	1,656
Cash received (paid) during the year for:
Interest received	905	186	297
Interest paid	(115)	(165)	(315)
Taxes paid	(31)	(40)	(13)
Net cash used in operating activities	(21,577)	(23,678)	(24,716)
Cash flows from investing activities:
Purchase of property, plant and equipment	(785)	(1,171)	(847)
Proceeds from sale of marketable securities	6,924	12,356	4,395
Purchase of marketable securities	(503)	(911)	(23,114)
Proceeds from sale of property, plant and equipment	26	0	0
Withdrawal from (investment in) bank deposits, net	(10,200)	3,000	(1,000)
Net cash provided by (used in) investing activities	(4,538)	13,274	(20,566)
Cash flows from financing activities:
Issuance of a subsidiary preferred shares to non-controlling interests	9,523	0	0
Proceeds from issuance of ordinary shares, net of issuance expenses	8,449	21	29,582
Proceeds from issuance of convertible SAFE	0	10,000	0
Proceeds from exercise of options	0	7	484
Repayment of lease liability	(836)	(803)	(580)
Proceeds from government grants	1,089	149	824
Repayment of government grants	(73)	(31)	(34)
Net cash provided by financing activities	18,152	9,343	30,276
Exchange rate differences - cash and cash equivalent balances	(245)	(2,284)	1,102
Decrease in cash and cash equivalents	(8,208)	(3,345)	(13,904)
Cash and cash equivalents beginning of the year	28,980	32,325	46,229
Cash and cash equivalents end of the year	20,772	28,980	32,325
Significant non-cash activities
Acquisition of property, plant and equipment	81	74	32
Increase of right-of-use asset recognized with corresponding lease liability	194	90	(841)
Exercise of pre-funded warrants	$ 0	$ 0	$ 4,365